SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

The date of this supplement is May 18, 2021.

For the MFS® Funds listed below:

MFS® ALABAMA MUNICIPAL BOND FUND	MFS® MUNICIPAL INTERMEDIATE FUND
MFS® ARKANSAS MUNICIPAL BOND FUND	MFS® NEW YORK MUNICIPAL BOND FUND
MFS® CALIFORNIA MUNICIPAL BOND FUND	MFS® NORTH CAROLINA MUNICIPAL BOND FUND
MFS® GEORGIA MUNICIPAL BOND FUND	MFS® PENNSYLVANIA MUNICIPAL BOND FUND
MFS® MARYLAND MUNICIPAL BOND FUND	MFS® SOUTH CARONLINA MUNICIPAL BOND FUND
MFS® MASSACHUSETTS MUNICIPAL BOND FUND	MFS® TENNESSEE MUNICIPAL BOND FUND
MFS® MISSISSIPPI MUNICIPAL BOND FUND	MFS® VIRGINIA MUNICIPAL BOND FUND
MFS® MUNICIPAL INCOME FUND	MFS® WEST VIRGINIA MUNICIPAL BOND FUND

Effective May 18, 2021, the “Ticker Symbols” table on the cover page is amended to include the following:
Fund	Ticker Symbols
	Class A	Class B	Class C	Class I	Class A1	Class B1	Class R6
MFS® Municipal Series Trust
MFS® Municipal Intermediate Fund	MIUAX	N/A	MIUCX	MIUIX	N/A	N/A	MIURX

Effective immediately, the following sentences are added to the paragraph following the "Ticker Symbol" table:
In addition, this SAI should be read in conjunction with the Prospectus dated May 18, 2021, for MFS Municipal Intermediate Fund, as may be amended or supplemented from time to time. MFS Municipal Intermediate Fund had not commenced operations as of the fiscal year ended March 31, 2021; therefore, no Financial Statements nor Financial Highlights for such Fund are incorporated by reference into this SAI.
MFS Municipal Intermediate Fund's fiscal year end is March 31. Certain information for MFS Municipal Intermediate Fund as of March 31, 2020, is not included in this Statement of Additional Information because the Fund had not commenced operations as of that date.
Effective May 18, 2021, the first paragraph of the sub-section entitled “Organization of the Fund” under the main heading entitled “MANAGEMENT OF THE FUND” is restated in its entirety as follows:
Organization of the Fund
MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS Municipal Income Fund, MFS Municipal Intermediate Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund, and MFS West Virginia Municipal Bond Fund, each an open-end investment company, are series of MFS Municipal Series Trust, a Massachusetts business trust organized in 1984. MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Municipal Income Fund, MFS Municipal Intermediate Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, and MFS Virginia Municipal Bond Fund, are diversified funds. MFS Mississippi Municipal Bond Fund and MFS West Virginia Municipal Bond Fund are non-diversified funds.
Effective May 18, 2021, the following paragraph is added to the section under the sub-heading “Investment Advisory Agreement” within the sub-section entitled “Investment Adviser” under the main heading entitled “MANAGEMENT OF THE FUND”:
For MFS Municipal Intermediate Fund, the management fee set forth in the Investment Advisory Agreement is 0.35% of the Fund's average daily net assets annually up to $1 billion; 0.325% of the Fund's average daily net assets in excess of $1 billion and up to $2.5 billion; and 0.30% of the Fund's average daily net assets annually in excess of $2.5 billion. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund's Board. MFS has agreed in writing to bear the Fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the Fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.70% of the class' average daily net assets annually for Class A shares, 1.45% of the class' average daily net assets annually for Class C shares, 0.45% of the class' average daily net assets annually for Class I shares, and 0.38% of the class' average daily net assets annually for Class R6 shares.

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This written agreement will continue until modified by the Fund's Board, but such agreement will continue until at least July 31, 2022.

Effective May 18, 2021, the following is added to the end of the section entitled “INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(S) AND FINANCIAL STATEMENTS”:
Deloitte & Touche LLP also serves as the independent registered public accounting firm for MFS Municipal Intermediate Fund, providing audit and related services, tax return review, and assistance in connection with various SEC filings.
MFS Municipal Intermediate Fund had not commenced operations as of the fiscal year ended March 31, 2021; therefore, no Financial Statements nor Financial Highlights for such Fund are incorporated by reference into this SAI.
Effective May 18, 2021, the section entitled "APPENDIX A – TRUSTEES AND OFFICERS – IDENTIFICATION AND BACKGROUND" is restated in its entirety as follows:
The Trustees and Officers of the Trust, as of May 1, 2021, are listed below, together with their principal occupations during the past five years (their titles may have varied during that period). The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

TRUSTEES
Name, Age	Position(s) Held with Fund	Trustee Since(1)	Number of MFS Funds Overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years(2)
INTERESTED TRUSTEES
Robert J. Manning(3) age 57	Trustee	February 2004	135	Massachusetts Financial Services Company, Non-Executive Chairman (since January 2021); Director; Chairman of the Board; Executive Chairman (January 2017-2020); Co-Chief Executive Officer (2015-2016)
Michael W. Roberge(3) age 54	Trustee	January 2021	135
Massachusetts Financial Services Company, Chairman (since January 2021); Chief Executive Officer (since January 2017); Director;  President (until December 2018); Chief Investment Officer (until December 2018); Co-Chief Executive Officer (until December 2016)

INDEPENDENT TRUSTEES
John P. Kavanaugh age 66	Trustee and Chair of Trustees	January 2009	135	Private investor
Steven E. Buller age 69	Trustee	February 2014	135	Private investor
John A. Caroselli age 66	Trustee	March 2017	135	Private investor; JC Global Advisors, LLC (management consulting), President (since 2015)
Maureen R. Goldfarb age 66	Trustee	January 2009	135	Private investor

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Name, Age	Position(s) Held with Fund	Trustee Since(1)	Number of MFS Funds Overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years(2)
Peter D. Jones age 64	Trustee	January 2019	135	Private investor
James W. Kilman, Jr. age 59	Trustee	January 2019	135
Burford Capital Limited (finance and investment management), Chief Financial Officer (since 2019); KielStrand Capital LLC (family office), Chief Executive Officer (since 2016); Morgan Stanley & Co. (financial services), Vice Chairman of Investment Banking, Co-Head of Diversified Financials Coverage -  Financial Institutions Investment Banking Group (until 2016)
					alpha-En Corporation, Director (2016 - 2019)
Clarence Otis, Jr. age 65	Trustee	March 2017	135	Private investor	VF Corporation, Director; Verizon Communications, Inc., Director; The Travelers Companies, Director
Maryanne L. Roepke age 65	Trustee	May 2014	135	Private investor
Laurie J. Thomsen age 63	Trustee	March 2005	135	Private investor	The Travelers Companies, Director; Dycom Industries, Inc., Director
OFFICERS
Name, Age	Position(s) Held with Fund	Officer Since(1)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years(2)
Christopher R. Bohane(3) age 47	Assistant Secretary and Assistant Clerk	July 2005	135	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel
Kino P. Clark(3) age 52	Assistant Treasurer	January 2012	135	Massachusetts Financial Services Company, Vice President
John W. Clark, Jr.(3) age 54	Assistant Treasurer	April 2017	135	Massachusetts Financial Services Company, Vice President (since March 2017); Deutsche Bank (financial services), Department Head – Treasurer's Office (until February 2017)

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Name, Age	Position(s) Held with Fund	Officer Since(1)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years(2)
Thomas H. Connors(3) age 61	Assistant Secretary and Assistant Clerk	September 2012	135	Massachusetts Financial Services Company, Vice President and Senior Counsel
David L. DiLorenzo(3) age 52	President	July 2005	135	Massachusetts Financial Services Company, Senior Vice President
Heidi W. Hardin(3) age 53	Secretary and Clerk	April 2017	135	Massachusetts Financial Services Company, Executive Vice President and General Counsel (since March 2017); Harris Associates (investment management), General Counsel (until January 2017)
Brian E. Langenfeld(3) age 48	Assistant Secretary and Assistant Clerk	June 2006	135	Massachusetts Financial Services Company, Vice President and Senior Counsel
Amanda S. Mooradian(3) age 42	Assistant Secretary and Assistant Clerk	September 2018	135	Massachusetts Financial Services Company, Assistant Vice President and Senior Counsel
Susan A. Pereira(3) age 50	Assistant Secretary and Assistant Clerk	July 2005	135	Massachusetts Financial Services Company, Vice President and Assistant General Counsel
Kasey L. Phillips(3) age 50	Assistant Treasurer	September 2012	135	Massachusetts Financial Services Company, Vice President
Matthew A. Stowe(3) age 46	Assistant Secretary and Assistant Clerk	October 2014	135	Massachusetts Financial Services Company, Vice President and Assistant General Counsel
Martin J. Wolin(3) age 53	Chief Compliance Officer	July 2015	135	Massachusetts Financial Services Company, Senior Vice President and Chief Compliance Officer
James O. Yost(3) age 60	Treasurer	September 1990	135	Massachusetts Financial Services Company, Senior Vice President
(1)
Date first appointed to serve as Trustee/Officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise.  For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee. From January 2012 through December 2016, Messrs. DiLorenzo and Yost served as Treasurer and Deputy Treasurer of the Funds, respectively.

(2)	Directorships or trusteeships of companies required to report to the SEC (i.e., “public companies”).
(3)
“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the Fund, as a result of position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Each Trustee (other than Messrs. Jones, Kilman, and Roberge) has been elected by shareholders and each Trustee and Officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Mr. Roberge became a Trustee of the Fund on January 1, 2021, and Messrs. Jones and Kilman became Trustees of the Fund on January 1, 2019. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms.  Under the terms of the Board's retirement policy, an

1044394          4                       JULY-SAI-COMBINED-SUP-I-051821

Independent Trustee shall retire at the end of the calendar year in which he or she reaches the earlier of 75 years of age or 15 years of service on the Board (or, in the case of any Independent Trustee who joined the Board prior to 2015, 20 years of service on the Board).
Each of the Interested Trustees and certain Officers hold comparable officer positions with certain affiliates of MFS.
The following provides an overview of the considerations that led the Board to conclude that each individual serving as a Trustee of the Trust should so serve.  The current members of the Board have joined the Board at different points in time since 2004.  Generally, no one factor was decisive in the original selection of an individual to join the Board.  Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual's ability to work effectively with the other members of the Board; (iii) the individual’s prior experience, if any, serving on the boards of public companies (including, where relevant, other investment companies) and other complex enterprises and organizations; and (iv) how the individual’s skills, experience and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.
In respect of each current Trustee, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Fund, were a significant factor in the determination that the individual should serve as a Trustee of the Trusts.  Following is a summary of each Trustee’s professional experience and additional considerations that contributed to the Board’s conclusion that an individual should serve on the Board:
Interested Trustees:
Robert J. Manning
Mr. Manning is Non-Executive Chairman of MFS (the MFS Funds’ investment adviser) and is Chairman of its Board. He has substantial executive and investment management experience, having worked for MFS for over 30 years.
Michael W. Roberge
Mr. Roberge is Chairman and Chief Executive Officer of MFS (the MFS Funds’ investment adviser) and is a member of the firm's Management Committee and Board of Directors. As Chief Executive Officer, Mr. Roberge sets the strategic priorities for MFS, leading a team responsible for the investment, distribution, finance, human resources, legal and technology functions at the firm.  He has substantial executive and investment management experience, having worked for MFS for over 20 years.

Independent Trustees:
Steven E. Buller, CPA
Mr. Buller has substantial accounting, investment management, and executive experience at firms within the investment management industry.  Mr. Buller was the Chief Financial Officer and Managing Director of BlackRock, Inc. ("BlackRock"), where he oversaw BlackRock’s tax department, internal audit and control functions, and the global corporate and investment company accounting policy. Prior to joining BlackRock, Mr. Buller was an auditor at Ernst & Young LLP for over 30 years, where he served as Global Director of Asset Management and as the audit partner for various investment company complexes.  Mr. Buller was chairman of the Financial Accounting Standards Advisory Council, and was a member of the Standing Advisory Group of the Public Company Accounting Oversight Board.  He has also served on the boards of BlackRock Finco UK, a privately-held company, and Person-to-Person, a community service organization.
John A. Caroselli
Mr. Caroselli has substantial senior executive experience in the financial services industry. Mr. Caroselli is the president of JC Global Advisors, LLC, where he provides consulting services with specialization in strategy development and execution, merger integration, market growth plan design and organizational development. He served as Executive Vice President and Chief Development Officer of First Capital Corporation, Executive Vice President and Chief Strategy Officer of KeySpan Corporation, and Executive Vice President of Corporate Development of AXA Financial. Mr. Caroselli also held senior officer positions with Chase Manhattan Corporation, Chemical Bank, and Manufacturers Hanover Trust.
Maureen R. Goldfarb
Ms. Goldfarb has substantial executive and board experience at firms within the investment management industry.  She was the Chief Executive Officer and Chairman of the Board of Trustees of the John Hancock Funds and an Executive Vice President of John Hancock Financial Services, Inc.  Prior to joining John Hancock, Ms. Goldfarb was a Senior Vice President with Massachusetts Mutual Life Insurance Company.  She also held various marketing, distribution, and portfolio management positions with other investment management firms.  Ms. Goldfarb is a former member of the Board of Governors of the Investment Company Institute.
Peter D. Jones
Mr. Jones has substantial senior executive, accounting and investment management experience at firms within the investment management industry.  Mr. Jones was the Chairman of Franklin Templeton Institutional, LLC and President of Franklin Templeton Distributors Inc.  Mr. Jones formerly was the President of IDEX Distributors, Inc., which oversaw the formation and launch of IDEX Mutual Funds (now part of Transamerica Funds).  Mr. Jones is a member of the Investment Advisory Council of the Florida State Board of Administration. Mr. Jones was formerly a CPA and served as Tax Manager at PricewaterhouseCoopers in Tampa, Florida and Atlanta, Georgia.  Mr. Jones is a member of the Investment Committee and a former trustee of the Florida State University Foundation.
John P. Kavanaugh
Mr. Kavanaugh has substantial executive, investment management, and board experience at firms within the investment management and mutual fund industry and is a Chartered Financial Analyst. He was the Chief Investment Officer of The Hanover Insurance Group, Inc., and the President and Chairman of Opus Investment Management, Inc., an investment adviser. Mr. Kavanaugh held research and portfolio management positions with Allmerica Financial and PruCapital, Inc. He previously served on the board of the Independent Directors Council, a unit of the Investment Company Institute which serves the mutual fund independent director community.
James W. Kilman, Jr.

1044394          5                       JULY-SAI-COMBINED-SUP-I-051821

Mr. Kilman has substantial senior executive and investment banking management experience at firms within the investment management industry.  Mr. Kilman is currently the Chief Financial Officer of Burford Capital Limited, a global finance and investment management firm focusing on the law, and the Chief Executive Officer of KielStrand Capital LLC, a family office merchant bank that makes and manages investments and oversees philanthropic activities.  Mr. Kilman formerly was the Vice Chairman, Co-Head of Diversified Financials Coverage in the Financial Institutions Banking Group at Morgan Stanley & Co.  Prior to joining Morgan Stanley, Mr. Kilman was Managing Director in the Advisory Group within the Fixed Income Division's Mortgage Department at Goldman Sachs & Co.  Mr. Kilman also held managerial and investment positions with ABN AMRO Inc. and PaineWebber Inc.
Clarence Otis, Jr.
Mr. Otis has substantial executive, financial, and board experience at publicly-traded and privately-held companies. Mr. Otis was the Chairman and Chief Executive Officer of Darden Restaurants, Inc., the world’s largest full-service restaurant company, and where he previously served in other senior positions at Darden Restaurants, including Chief Financial Officer and Executive Vice President. Mr. Otis is a director of VF Corporation, Verizon Communications, Inc., and The Travelers Companies.  He is a former director of the Federal Reserve Bank of Atlanta.
Maryanne L. Roepke
Ms. Roepke has substantial executive and compliance experience within the investment management industry.  She was a Senior Vice President and the Chief Compliance Officer of American Century Investments, Inc., where she worked for over 30 years. Ms. Roepke served on the board of the American Century SICAV, a mutual fund complex. She currently is a trustee of Rockhurst University. She is a former member of the Investment Company Institute’s Chief Compliance Officer Committee and Risk Management Advisory Committee.
Laurie J. Thomsen
Ms. Thomsen has substantial venture capital financing experience, as well as board experience at publicly-traded and privately-held companies.  Ms. Thomsen was a co-founding General Partner of Prism Venture Partners, a venture capital firm investing in healthcare and technology companies, and served as an Executive Partner of New Profit, Inc., a venture philanthropy firm.  Prior to that, she was a General Partner at Harbourvest Partners, a venture capital firm.  Ms. Thomsen is a director of The Travelers Companies, Inc. and Dycom Industries, Inc.

Effective May 18, 2021, the following is added to the table entitled "Trustee Compensation Table" under the main heading entitled "APPENDIX B – TRUSTEE COMPENSATION AND COMMITTEES":

Name and Position
		Interested Trustees		Independent Trustees
Aggregate Compensation Paid by Fund	Robert J. Manning	Michael W. Roberge[1]	Robin A. Stelmach[2]	Steven E. Buller	John A. Caroselli	Maureen R. Goldfarb	Peter D. Jones	John P. Kavanaugh	James W. Kilman Jr.	Clarence Otis Jr.	Maryanne L. Roepke	Laurie J. Thomsen

MFS Municipal Intermediate Fund#	Not Applicable	Not Applicable	Not Applicable	$238	$238	$238	$238	$238	$238	$238	$238	$238
Total Trustee Compensation Paid by Fund and Fund Complex[3]	Not Applicable	Not Applicable	Not Applicable	$411,561	$405,311	$405,311	$395,311	$470,311	$399,311	$399,311	$409,311	$405,311

[1]	Mr. Roberge became a Trustee of the Fund on January 1, 2021.
[2]	Ms. Stelmach retired as Trustee of the Fund on December 31, 2020.
[3]	For the calendar year 2020 for 132 funds that paid Trustee compensation.
#	Estimated amounts for the fiscal year ending March 31, 2022.

Effective May 18, 2021, the section entitled “APPENDIX C – SHARE OWNERSHIP” is restated in its entirety as follows:
Ownership By Trustees and Officers
As of April 13, 2021, the Trustees and Officers of the Trust as a group owned of record less than 1% of any class of the Fund's shares. The Board has adopted a policy requiring that each Independent Trustee shall have invested on an aggregate basis, within two years of membership on the Board, an amount equal to his or her prior calendar year’s base retainer and meeting attendance fees in shares of the MFS Funds.
The following table shows the dollar range of equity securities beneficially owned by each current Trustee in the Fund and, on an aggregate basis, in the MFS Funds, as of December 31, 2020. No Trustee owned shares of MFS Municipal Intermediate Fund as of December 31, 2020, because shares of MFS Municipal Intermediate Fun had not been offered for sale as of December 31, 2020.
The following dollar ranges apply:

N.  None
A.  $1 – $10,000
B.  $10,001 – $50,000
C.  $50,001 – $100,000

1044394          6                       JULY-SAI-COMBINED-SUP-I-051821

D.  Over $100,000

Name and Position	Dollar Range of Equity Securities in MFS Alabama Municipal Bond Fund	Dollar Range of Equity Securities in MFS Arkansas Municipal Bond Fund	Dollar Range of Equity Securities in MFS California Municipal Bond Fund	Dollar Range of Equity Securities in MFS Georgia Municipal Bond Fund
Interested Trustees
Robert J. Manning	N	N	N	N
Michael W. Roberge[1]	N	N	N	N

Independent Trustees
Steven E. Buller	N	N	N	N
John A. Caroselli	N	N	N	N
Maureen R. Goldfarb	N	N	N	N
Peter D. Jones	N	N	N	N
John P. Kavanaugh	N	N	N	N
James W. Kilman, Jr.	N	N	N	N
Clarence Otis, Jr.	N	N	N	N
Maryanne L. Roepke	N	N	N	N
Laurie J. Thomsen	N	N	N	N

Name and Position	Dollar Range of Equity Securities in MFS Maryland Municipal Bond Fund	Dollar Range of Equity Securities in MFS Massachusetts Municipal Bond Fund	Dollar Range of Equity Securities in MFS Mississippi Municipal Bond Fund	Dollar Range of Equity Securities in MFS Municipal Income Fund
Interested Trustees
Robert J. Manning	N	N	N	N
Michael W. Roberge[1]	N	N	N	N

Independent Trustees
Steven E. Buller	N	N	N	N
John A. Caroselli	N	N	N	N
Maureen R. Goldfarb	N	N	N	N
Peter D. Jones	N	N	N	N
John P. Kavanaugh	N	B	N	N
James W. Kilman, Jr.	N	N	N	B
Clarence Otis, Jr.	N	N	N	N
Maryanne L. Roepke	N	N	N	N
Laurie J. Thomsen	N	N	N	N

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Name and Position	Dollar Range of Equity Securities in MFS Municipal Intermediate Fund	Dollar Range of Equity Securities in MFS New York Municipal Bond Fund	Dollar Range of Equity Securities in MFS North Carolina Municipal Bond Fund	Dollar Range of Equity Securities in MFS Pennsylvania Municipal Bond Fund
Interested Trustees
Robert J. Manning	N	N	N	N
Michael W. Roberge[1]	N	N	N	N

Independent Trustees
Steven E. Buller	N	N	N	N
John A. Caroselli	N	N	N	N
Maureen R. Goldfarb	N	N	N	N
Peter D. Jones	N	N	N	N
John P. Kavanaugh	N	N	N	N
James W. Kilman, Jr.	N	B	N	N
Clarence Otis, Jr.	N	N	N	N
Maryanne L. Roepke	N	N	N	N
Laurie J. Thomsen	N	N	N	N

Name and Position	Dollar Range of Equity Securities in MFS South Carolina Municipal Bond Fund	Dollar Range of Equity Securities in MFS Tennessee Municipal Bond Fund	Dollar Range of Equity Securities in MFS Virginia Municipal Bond Fund
Interested Trustees
Robert J. Manning	N	N	N
Michael W. Roberge[1]	N	N	N

Independent Trustees
Steven E. Buller	N	N	N
John A. Caroselli	N	N	N
Maureen R. Goldfarb	N	N	N
Peter D. Jones	N	N	N
John P. Kavanaugh	N	N	N
James W. Kilman, Jr.	N	N	N
Clarence Otis, Jr.	N	N	N
Maryanne L. Roepke	N	N	N
Laurie J. Thomsen	N	N	N

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Name and Position	Dollar Range of Equity Securities in MFS West Virginia Municipal Bond Fund	Aggregate Dollar Range of Equity Securities in All MFS Funds Overseen by Trustee
Interested Trustees
Robert J. Manning	N	D
Michael W. Roberge[1]	N	D

Independent Trustees
Steven E. Buller	N	D
John A. Caroselli	N	D
Maureen R. Goldfarb	N	D
Peter D. Jones	N	D
John P. Kavanaugh	N	D
James W. Kilman, Jr.	N	D
Clarence Otis, Jr.	N	D
Maryanne L. Roepke	N	D
Laurie J. Thomsen	N	D

[1]	Mr. Roberge became a Trustee of the Fund on January 1, 2021.
25% or Greater Ownership of the Fund
The following table identifies those investors who own 25% or more of the Fund’s voting shares as of April 13, 2021. Shareholders who own 25% or more of the Fund’s shares may have a significant impact on any shareholder vote of the Fund.

FUND NAME	PERCENTAGE FUND OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS ALABAMA
MUNICIPAL BOND
FUND	None	None

MFS ARKANSAS
MUNICIPAL BOND
FUND	None	None

MFS CALIFORNIA
MUNICIPAL BOND
FUND	None	None

MFS GEORGIA
MUNICIPAL BOND
FUND	None	None

MFS MARYLAND
MUNICIPAL BOND
FUND	None	None

MFS MASSACHUSETTS
MUNICIPAL BOND
FUND	None	None

1044394          9                       JULY-SAI-COMBINED-SUP-I-051821

FUND NAME	PERCENTAGE FUND OWNERSHIP	NAME and ADDRESS of INVESTOR

MFS MISSISSIPPI
MUNICIPAL BOND
FUND	None	None

MFS MUNICIPAL
INCOME FUND	None	None

MFS NEW YORK
MUNICIPAL BOND
FUND	None	None

MFS NORTH CAROLINA
MUNICIPAL BOND
FUND	None	None

MFS PENNSYLVANIA
MUNICIPAL BOND
FUND	None	None

MFS SOUTH CAROLINA
MUNICIPAL BOND
FUND	None	None

MFS TENNESSEE
MUNICIPAL BOND
FUND	None	None

MFS VIRGINIA
MUNICIPAL BOND
FUND	None	None

MFS WEST VIRGINIA
MUNICIPAL BOND
FUND	None	None

As of May 16, 2021, no shares of MFS Municipal Intermediate Fund were owned because the Fund had not yet commenced operations.

5% or Greater Ownership of Share Class
The following table identifies those investors who own of record or are known by a Fund to own beneficially 5% or more of any class of a Fund’s outstanding shares as of April 13, 2021.

1044394          10                       JULY-SAI-COMBINED-SUP-I-051821

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS ALABAMA
MUNICIPAL BOND
FUND
CLASS A	48.83	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	9.06	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	6.83	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	6.26	UBS WM USA	1000 HARBOR BLVD FL 6	WEEHAWKEN NJ 07086-6761
	6.21	MORGAN STANLEY SMITH BARNEY	1 NEW YORK PLAZA FL 12	NEW YORK NY 10004-1901
MFS ALABAMA
MUNICIPAL BOND
FUND
CLASS B	72.78	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	27.21	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
MFS ALABAMA
MUNICIPAL BOND
FUND
CLASS I	29.10	MORGAN STANLEY SMITH BARNEY	1 NEW YORK PLAZA FL 12	NEW YORK NY 10004-1901
	24.44	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	18.13	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	13.88	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	6.76	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
MFS ALABAMA
MUNICIPAL BOND
FUND
CLASS R6	98.53	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
MFS ARKANSAS
MUNICIPAL BOND
FUND
CLASS A	44.50	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	14.28	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	7.65	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	6.67	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.75	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
MFS ARKANSAS
MUNICIPAL BOND
FUND
CLASS B	40.06	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	22.24	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	18.20	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002

1044394          11                       JULY-SAI-COMBINED-SUP-I-051821

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	7.57	CHARLES SCHWAB & CO INC	211 MAIN STREET	SAN FRANCISCO CA 94105-1905
	6.90	UBS WM USA	1000 HARBOR BLVD FL 6	WEEHAWKEN NJ 07086-6761
MFS ARKANSAS
MUNICIPAL BOND
FUND
CLASS I	45.49	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	12.47	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	10.76	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	6.66	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	5.97	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
MFS ARKANSAS
MUNICIPAL BOND
FUND
CLASS R6	98.58	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
MFS CALIFORNIA
MUNICIPAL BOND
FUND
CLASS A	40.13	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	8.66	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	8.65	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	8.44	UBS WM USA	1000 HARBOR BLVD FL 6	WEEHAWKEN NJ 07086-6761
	5.07	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
MFS CALIFORNIA
MUNICIPAL BOND
FUND
CLASS B	32.61	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	16.54	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	13.45	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	9.06	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	5.91	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
MFS CALIFORNIA
MUNICIPAL BOND
FUND
CLASS C	27.43	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	15.44	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	12.22	MORGAN STANLEY SMITH BARNEY	1 NEW YORK PLAZA FL 12	NEW YORK NY 10004-1901
	10.33	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484

1044394          12                       JULY-SAI-COMBINED-SUP-I-051821

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	6.16	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	5.16	UBS WM USA	1000 HARBOR BLVD FL 6	WEEHAWKEN NJ 07086-6761
MFS CALIFORNIA
MUNICIPAL BOND
FUND
CLASS I	26.01	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	20.76	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	11.22	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	11.06	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	8.68	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	5.84	MORGAN STANLEY SMITH BARNEY	1 NEW YORK PLAZA FL 12	NEW YORK NY 10004-1901
	5.35	UBS WM USA	1000 HARBOR BLVD FL 6	WEEHAWKEN NJ 07086-6761
MFS CALIFORNIA
MUNICIPAL BOND
FUND
CLASS R6	98.65	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
MFS GEORGIA
MUNICIPAL BOND
FUND
CLASS A	72.77	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	5.54	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
MFS GEORGIA
MUNICIPAL BOND
FUND
CLASS B	46.18	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	20.27	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	18.44	PHILLIP L JACKSON	6094 SINGLETREE LN	WILLIAMSBURG MI 49690-8909
	10.62	TAMMY L MINTON	139 E 143RD AVE	TAMPA FL 33613-2102
	29.06	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
MFS GEORGIA
MUNICIPAL BOND
FUND
CLASS I	25.37	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	14.67	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	14.63	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	8.13	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	6.39	UBS WM USA	1000 HARBOR BLVD FL 6	WEEHAWKEN NJ 07086-6761

1044394          13                       JULY-SAI-COMBINED-SUP-I-051821

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	5.73	MORGAN STANLEY SMITH BARNEY	1 NEW YORK PLAZA FL 12	NEW YORK NY 10004-1901
MFS GEORGIA
MUNICIPAL BOND
FUND
CLASS R6	99.68	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
MFS MARYLAND
MUNICIPAL BOND
FUND
CLASS A	35.91	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	13.98	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	7.09	MORGAN STANLEY SMITH BARNEY	1 NEW YORK PLAZA FL 12	NEW YORK NY 10004-1901
	6.78	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	6.02	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	5.85	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
MFS MARYLAND
MUNICIPAL BOND
FUND
CLASS B	47.89	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	17.51	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	15.28	DONALD F MUNSON	117 W MAGNOLIA AVE	HAGERSTOWN MD 21742-3348
	5.43	STEVEN R STOUFFER	21664 NATIONAL PIKE	BOONSBORO MD 21713-1637
MFS MARYLAND
MUNICIPAL BOND
FUND
CLASS I	27.32	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	23.84	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	7.98	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	5.55	MORGAN STANLEY SMITH BARNEY	1 NEW YORK PLAZA FL 12	NEW YORK NY 10004-1901
	5.16	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.09	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
MFS MARYLAND
MUNICIPAL BOND
FUND
CLASS R6	99.02	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
MFS MASSACHUSETTS
MUNICIPAL BOND
FUND
CLASS A	26.74	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995

1044394          14                       JULY-SAI-COMBINED-SUP-I-051821

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	19.21	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	7.05	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	5.90	MORGAN STANLEY SMITH BARNEY	1 NEW YORK PLAZA FL 12	NEW YORK NY 10004-1901
	5.33	UBS WM USA	1000 HARBOR BLVD FL 6	WEEHAWKEN NJ 07086-6761
	5.29	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
MFS MASSACHUSETTS
MUNICIPAL BOND
FUND
CLASS B	19.03	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	17.07	RBC CAPITAL MARKETS LLC	510 MARQUETTE AVE S	MINNEAPOLIS MN 55402-1110
	14.72	MILADEEN WYMAN	1607 HARTSVILLE NEW MARLBORO RD	NEW MARLBOROUGH MA 01230-2078
	10.23	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	6.56	STIFEL NICOLAUS & CO INC	501 N BROADWAY	SAINT LOUIS MO 63102-2137
	5.33	JON D CLEMENS	21 NORTHERN AVE	NORTHAMPTON MA 01060-2309
	5.32	TODD A CLEMENS	33 WALKER AVENUE EXT	MILFORD MA 01757-2441
MFS MASSACHUSETTS
MUNICIPAL BOND
FUND
CLASS I	25.87	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	14.72	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	12.75	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	10.73	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	6.28	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	5.85	STEVEN R GORHAM & DOROTHY L GORHAM	111 HUNTINGTON AVE	BOSTON MA 02199-7632
MFS MASSACHUSETTS
MUNICIPAL BOND
FUND
CLASS R6	98.68	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
MFS MISSISSIPPI
MUNICIPAL BOND
FUND
CLASS A	52.73	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	8.82	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	7.58	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	6.80	MORGAN STANLEY SMITH BARNEY	1 NEW YORK PLAZA FL 12	NEW YORK NY 10004-1901

1044394          15                       JULY-SAI-COMBINED-SUP-I-051821

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS MISSISSIPPI
MUNICIPAL BOND
FUND
CLASS B	66.16	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	15.70	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	11.79	ED COSTELLO & ANNIE M COSTELLO	4504 AROSE LN	MEMPHIS TN 38118-1111
	5.17	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
MFS MISSISSIPPI
MUNICIPAL BOND
FUND
CLASS I	37.00	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	13.99	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	10.43	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	9.61	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	7.78	UBS WM USA	1000 HARBOR BLVD FL 6	WEEHAWKEN NJ 07086-6761
MFS MISSISSIPPI
MUNICIPAL BOND
FUND
CLASS R6	97.24	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
MFS MUNICIPAL
INCOME FUND
CLASS A	43.32	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	37.24	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
MFS MUNICIPAL
INCOME FUND
CLASS B	14.30	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	13.20	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	10.22	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	5.12	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	5.39	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
MFS MUNICIPAL
INCOME FUND
CLASS C	33.47	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	9.77	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	9.66	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	9.41	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	8.18	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484

1044394          16                       JULY-SAI-COMBINED-SUP-I-051821

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS MUNICIPAL
INCOME FUND
CLASS I	25.10	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	17.44	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	16.11	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	15.19	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	5.79	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
MFS MUNICIPAL
INCOME FUND
CLASS A1	8.70	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	8.21	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	7.77	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	6.36	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	6.17	CHARLES SCHWAB & CO INC	211 MAIN STREET	SAN FRANCISCO CA 94105-1905
	6.08	MORGAN STANLEY SMITH BARNEY	1 NEW YORK PLAZA FL 12	NEW YORK NY 10004-1901
MFS MUNICIPAL
INCOME FUND
CLASS B1	73.81	MARY L O DORNE	350 CALLOWAY DR UNIT 214A	BAKERSFIELD CA 93312-2994
	15.27	ALLEN W WHIRLEY	706 NW 9TH ST	GRAND RAPIDS MN 55744-2336
	8.03	MICHAEL L HAYNES	8094 E BAYAUD AVE	DENVER CO 80230-9111
MFS MUNICIPAL
INCOME FUND
CLASS R6	95.56	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
MFS NEW YORK
MUNICIPAL BOND
FUND
CLASS A	19.72	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	13.08	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	11.24	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	10.04	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	9.78	J P MORGAN SECURITIES LLC	4 CHASE METROTECH CTR	BROOKLYN NY 11245-0003
	7.07	MORGAN STANLEY SMITH BARNEY	1 NEW YORK PLAZA FL 12	NEW YORK NY 10004-1901
	6.28	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.20	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091

1044394          17                       JULY-SAI-COMBINED-SUP-I-051821

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS NEW YORK
MUNICIPAL BOND
FUND
CLASS B	14.28	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	9.83	CHARLES SCHWAB & CO INC	211 MAIN STREET	SAN FRANCISCO CA 94105-1905
	9.80	CHANDRU MALKANI & JAYASHRI MALKANI	4 HICKORY LN	POUGHKEEPSIE NY 12603-3739
	5.93	WENDY L BERGER	46 MARY AVE	POUGHKEEPSIE NY 12603-1418
	5.43	JOHN J MARKETT JR & MARY B MARKETT	27 ANTOINETTE DR	POUGHKEEPSIE NY 12601-5507
	5.04	MORGAN STANLEY SMITH BARNEY	1 NEW YORK PLAZA FL 12	NEW YORK NY 10004-1901
MFS NEW YORK
MUNICIPAL BOND
FUND
CLASS C	16.14	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	11.30	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	11.09	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	11.00	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	9.15	J P MORGAN SECURITIES LLC	4 CHASE METROTECH CTR	BROOKLYN NY 11245-0003
	7.20	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	6.77	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
MFS NEW YORK
MUNICIPAL BOND
FUND
CLASS I	48.93	MAC & CO	PO BOX 3198	PITTSBURGH PA 15230-3198
	10.11	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	8.05	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	7.63	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	7.18	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	6.47	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
MFS NEW YORK
MUNICIPAL BOND
FUND
CLASS R6	98.82	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
MFS NORTH CAROLINA
MUNICIPAL BOND
FUND
CLASS A	44.83	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	13.04	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523

1044394          18                       JULY-SAI-COMBINED-SUP-I-051821

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	9.54	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.58	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
MFS NORTH CAROLINA
MUNICIPAL BOND
FUND
CLASS B	26.26	MORGAN STANLEY SMITH BARNEY	1 NEW YORK PLAZA FL 12	NEW YORK NY 10004-1901
	24.36	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	20.93	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	9.47	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	7.90	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	5.99	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	5.07	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
MFS NORTH CAROLINA
MUNICIPAL BOND
FUND
CLASS C	29.38	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	18.33	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	13.18	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	8.82	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.58	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	5.24	MORGAN STANLEY SMITH BARNEY	1 NEW YORK PLAZA FL 12	NEW YORK NY 10004-1901
MFS NORTH CAROLINA
MUNICIPAL BOND
FUND
CLASS I	18.79	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	15.12	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	13.69	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	9.29	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	7.33	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	6.34	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	5.40	CHARLES SCHWAB & CO INC	211 MAIN STREET	SAN FRANCISCO CA 94105-1905
MFS NORTH CAROLINA
MUNICIPAL BOND
FUND
CLASS R6	95.27	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710

1044394          19                       JULY-SAI-COMBINED-SUP-I-051821

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS PENNSYLVANIA
MUNICIPAL BOND
FUND
CLASS A	29.45	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	14.97	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	10.31	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	7.44	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
MFS PENNSYLVANIA
MUNICIPAL BOND
FUND
CLASS B	36.99	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	14.07	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	8.28	MORGAN STANLEY SMITH BARNEY	1 NEW YORK PLAZA FL 12	NEW YORK NY 10004-1901
	6.03	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
MFS PENNSYLVANIA
MUNICIPAL BOND
FUND
CLASS I	29.11	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	15.41	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	15.07	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	14.96	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	6.37	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
MFS PENNSYLVANIA
MUNICIPAL BOND
FUND
CLASS R6	60.20	MARIL & CO	4900 WEST BROWN DEER RD	MILWAUKEE WI 53223-2422
	39.44	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
MFS SOUTH CAROLINA
MUNICIPAL BOND
FUND
CLASS A	53.43	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	6.99	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	6.90	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	6.45	MORGAN STANLEY SMITH BARNEY	1 NEW YORK PLAZA FL 12	NEW YORK NY 10004-1901
	5.60	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523

1044394          20                       JULY-SAI-COMBINED-SUP-I-051821

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS SOUTH CAROLINA
MUNICIPAL BOND
FUND
CLASS B	25.67	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	20.56	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	17.93	MORGAN STANLEY SMITH BARNEY	1 NEW YORK PLAZA FL 12	NEW YORK NY 10004-1901
	10.93	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	6.98	WILLIAM E MCLEAN	28 BRISBANE DR	CHARLESTON SC 29407-3419
	6.45	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
MFS SOUTH CAROLINA
MUNICIPAL BOND
FUND
CLASS I	16.96	MORGAN STANLEY SMITH BARNEY	1 NEW YORK PLAZA FL 12	NEW YORK NY 10004-1901
	16.95	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	16.64	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	16.46	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	8.57	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
MFS SOUTH CAROLINA
MUNICIPAL BOND
FUND
CLASS R6	96.71	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
MFS TENNESSEE
MUNICIPAL BOND
FUND
CLASS A	44.89	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	8.44	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	8.30	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	7.20	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
MFS TENNESSEE
MUNICIPAL BOND
FUND
CLASS B	42.02	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	22.56	FAYE M OWEN & LONNIE P OWEN	404 KELLY PLANTATION DR UNIT 705	DESTIN FL 32541-6421
	20.15	ED COSTELLO & ANNIE M COSTELLO	4504 AROSE LN	MEMPHIS TN 38118-1111
	15.28	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995

1044394          21                       JULY-SAI-COMBINED-SUP-I-051821

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS TENNESSEE
MUNICIPAL BOND
FUND
CLASS I	36.33	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	22.35	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	10.49	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	9.33	UBS WM USA	1000 HARBOR BLVD FL 6	WEEHAWKEN NJ 07086-6761
	6.73	MORGAN STANLEY SMITH BARNEY	1 NEW YORK PLAZA FL 12	NEW YORK NY 10004-1901
	5.54	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
MFS TENNESSEE
MUNICIPAL BOND
FUND
CLASS R6	93.51	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	5.09	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
MFS VIRGINIA
MUNICIPAL BOND
FUND
CLASS A	22.56	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	16.05	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	9.97	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	7.90	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	6.61	MORGAN STANLEY SMITH BARNEY	1 NEW YORK PLAZA FL 12	NEW YORK NY 10004-1901
	6.03	CHARLES SCHWAB & CO INC	211 MAIN STREET	SAN FRANCISCO CA 94105-1905
	5.08	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
MFS VIRGINIA
MUNICIPAL BOND
FUND
CLASS B	29.56	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	27.59	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	12.20	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	10.83	MORGAN STANLEY SMITH BARNEY	1 NEW YORK PLAZA FL 12	NEW YORK NY 10004-1901
	6.81	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	5.51	STIFEL NICOLAUS & CO INC	501 N BROADWAY	SAINT LOUIS MO 63102-2137
MFS VIRGINIA
MUNICIPAL BOND
FUND
CLASS C	29.60	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523

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FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	22.55	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	12.76	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	8.88	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	5.25	MORGAN STANLEY SMITH BARNEY	1 NEW YORK PLAZA FL 12	NEW YORK NY 10004-1901
MFS VIRGINIA
MUNICIPAL BOND
FUND
CLASS I	23.89	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	23.05	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	11.82	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	9.36	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	5.11	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
MFS VIRGINIA
MUNICIPAL BOND
FUND
CLASS R6	97.58	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
MFS WEST VIRGINIA
MUNICIPAL BOND
FUND
CLASS A	29.39	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	29.33	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	12.48	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	6.01	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
MFS WEST VIRGINIA
MUNICIPAL BOND
FUND
CLASS B	36.13	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	21.81	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	21.80	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	14.93	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	5.32	BRENDA K KEENEY	196 ANNIVERSARY FALLS DR	FALLING WTRS WV 25419-3619
MFS WEST VIRGINIA
MUNICIPAL BOND
FUND
CLASS I	19.72	HOSSEIN YASSINI-FARD	1315 NATIONAL RD APT 304	WHEELING WV 26003-7522
	14.43	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	9.42	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405

1044394          23                       JULY-SAI-COMBINED-SUP-I-051821

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	8.78	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	8.34	RBC CAPITAL MARKETS LLC	510 MARQUETTE AVE S	MINNEAPOLIS MN 55402-1110
	5.76	FIFTH THIRD BANK	38 FOUNTAIN SQUARE PLZ	CINCINNATI OH 45202-3191
	5.76	DICKEY & CO	38 FOUNTAIN SQUARE PLZ	CINCINNATI OH 45202-3191
MFS WEST VIRGINIA
MUNICIPAL BOND
FUND
CLASS R6	93.22	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	6.78	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

As of May 16, 2021, no shares of MFS Municipal Intermediate Fund were owned because the Fund had not yet commenced operations.
Effective May 18, 2021, the following is added as the last paragraph in the sub-section entitled "Compensation" under the main heading entitled “APPENDIX D – PORTFOLIO MANAGER(S)”:
MFS Municipal Intermediate Fund

As of May 18, 2021, MFS expects the following benchmarks will be used to measure the following portfolio managers' performance for the following Fund:

Fund	Portfolio Manager	Benchmark(s)
MFS Municipal Intermediate Fund	Jason Kosty	Bloomberg Barclays Municipal 1-15 Year Index
	Geoffrey Schechter	Bloomberg Barclays Municipal 1-15 Year Index

Effective May 18, 2021, the following is added as the last paragraph in the sub-section entitled “Ownership of Fund Shares” under the main heading entitled “APPENDIX D – PORTFOLIO MANAGER(S)”:
As of April 13, 2021, no portfolio manager owned shares of MFS Municipal Intermediate Fund because the Fund had not yet commenced operations.

Effective May 18, 2021, the following is added to the table within the sub-section entitled “Other Accounts” under the main heading entitled “APPENDIX D – PORTFOLIO MANAGER(S)”:

Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets

MFS Municipal Intermediate Fund	Geoffrey Schechter[2] (Became a Portfolio Manager of the Fund on May 18, 2021)	Registered Investment Companies[3]	14	$26.0 billion
		Other Pooled Investment Vehicles	4	$834.8 million
		Other Accounts	1	$261.8 million
	Jason Kosty[2] (Became a Portfolio Manager of the Fund on May 18, 2021)	Registered Investment Companies[3]	6	$16.0 billion
		Other Pooled Investment Vehicles	1	$136.0 million
		Other Accounts	1	$261.8 million

[2]	Account information is as of March 31, 2021.
[3]	Does not include the Fund.

1044394          24                       JULY-SAI-COMBINED-SUP-I-051821

Effective May 18, 2021, the fourth paragraph of the sub-section entitled “Class A, Class A1, and Class 529A Shares – General Provisions” under the sub-heading entitled “Commissions and Distribution Plan Payments” under the main heading entitled “APPENDIX I – FINANCIAL INTERMEDIARY COMPENSATION” is restated in its entirety as follows:
For Bond Funds (currently for this purpose, MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Corporate Bond Fund, MFS Diversified Income Fund, MFS Emerging Markets Debt Fund, MFS Emerging Markets Debt Local Currency Fund, MFS Georgia Municipal Bond Fund, MFS Global High Yield Fund, MFS Global Opportunistic Bond Fund, MFS Government Securities Fund, MFS High Income Fund, MFS Income Fund, MFS Inflation-Adjusted Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS Municipal High Income Fund, MFS Municipal Income Fund, MFS Municipal Intermediate Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Total Return Bond Fund, MFS Virginia Municipal Bond Fund, and MFS West Virginia Municipal Bond Fund) and MFS Lifetime Income Fund:
Amount of Purchase	Up-front Commission as a Percentage of Offering Price

Less than $100,000	4.00%
$100,000 but less than $250,000	3.00%
$250,000 but less than $500,000	2.25%

Effective May 18, 2021, the following is added to "APPENDIX K – INVESTMENT RESTRICTIONS":
MFS Municipal Intermediate Fund
As fundamental investment restrictions, the Fund:

1. May borrow money to the extent not prohibited by applicable law.

2. May underwrite securities issued by other persons to the extent not prohibited by applicable law.

3. May issue senior securities to the extent not prohibited by applicable law.

4. May make loans to the extent not prohibited by applicable law.

5. May purchase or sell real estate or commodities to the extent not prohibited by applicable law.

6. May not purchase any securities of an issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; tax-exempt obligations issued or guaranteed by a U.S. territory or possession, a state or local government, or a political subdivision of any of the foregoing; or securities issued by investment companies) in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry.

Except for the Fund's fundamental investment restriction No. 1, these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy.

For purposes of fundamental investment restriction No. 6, MFS uses a customized set of industry groups for classifying securities based on classifications developed by third party providers.

1044394          25                       JULY-SAI-COMBINED-SUP-I-051821